Fair Value - Assets and Liabilities Reported on Consolidated Statements of Financial Condition at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 1,063,016	$ 1,110,776
U.S. Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	634,424	649,933
Private Label [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,805	4,316
Mortgage backed securities	1,800	4,300
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	38,906	38,027
Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	179,740	190,887
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,921	1,818
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	206,220	225,795
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,921	1,818
Significant Other Observable Inputs (Level II) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,023,886	1,072,779
Significant Unobservable Inputs (Level III) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	37,209	36,179
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,063,016	1,110,776
Mortgage backed securities	636,229	654,249
Total other liabilities	3,870	5,743
Total other assets	717	90
Fair Value, Measurements, Recurring [Member] | U.S. Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities	634,424	649,933
Fair Value, Measurements, Recurring [Member] | Private Label [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities	1,805	4,316
Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	38,906	38,027
Fair Value, Measurements, Recurring [Member] | Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	179,740	190,887
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,921	1,818
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	206,220	225,795
Fair Value, Measurements, Recurring [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	3,870	5,743
Fair Value, Measurements, Recurring [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	717	90
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,921	1,818
Mortgage backed securities
Total other liabilities
Total other assets
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member] | U.S. Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member] | Private Label [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,921	1,818
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,023,886	1,072,779
Mortgage backed securities	636,229	654,249
Total other liabilities	3,870	5,743
Total other assets	717	90
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member] | U.S. Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities	634,424	649,933
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member] | Private Label [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities	1,805	4,316
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,697	1,848
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member] | Municipal Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	179,740	190,887
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	206,220	225,795
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	3,870	5,743
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level II) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets	717	90
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level III) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	37,209	36,179
Mortgage backed securities
Total other liabilities
Total other assets
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level III) [Member] | U.S. Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level III) [Member] | Private Label [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage backed securities
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level III) [Member] | Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	37,209	36,179
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level III) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level III) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other assets